Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	3,521,325
Proposed Maximum Offering Price per Unit	3.58
Maximum Aggregate Offering Price	$ 12,606,343.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,740.94
Offering Note	Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of 22nd Century Group, Inc.'s (the "Registrant") common stock, par value of $0.00001 per share ("Common Stock") that become issuable under the Registrant's Amended and Restated 2021 Omnibus Incentive Plan, as amended (the "Plan"), by reason of any stock dividend, stock split, reverse stock split, recapitalization, reclassification, merger, split-up, reorganization, consolidation or other similar transaction effected without the Registrant's receipt of consideration, which results in an increase in the number of shares of outstanding Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933, as amended, based upon the average of the high and low prices of Common Stock as reported on the Nasdaq Capital Market on March 23, 2026. Represents 3,521,325 additional shares of Common Stock that were authorized for issuance under the Plan as a result of the 1-for-15 reverse stock split effected January 26, 2026.